Contractual obligations	12 Months Ended
Dec. 31, 2025
Contractual Obligations
Contractual obligations

32	Contractual obligations

The Company has long-term commitments for the purchase of feedstock. As of December 31, 2025, these commitments amounted to R$ 13,583 (2024: R$ 8,355) and are expected to be settled by 2045.